Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

21      Revenue

Revenue is comprised of the following:

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
In thousands of EUR		Restated	Restated
Sales of goods	81,164	81,340	67,971
Commissions	25,011	14,394	10,764
Fulfillment	26,855	14,980	6,297
Value added services	20,492	14,553	—
Marketing and Advertising	6,089	2,262	1,716
Other revenue	797	1,529	6,306
Revenue	160,408	129,058	93,054

No single customer amounted for more than 5% of Group revenues (2018: none, 2017: none).

The disaggregation of the Group’s revenue from contracts with customers by region is disclosed in the Note 2 n) Segments.